Stockholders' Equity - Common Stock Shares (Details)	Mar. 23, 2021 shares	Feb. 25, 2021 shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 Vote	Dec. 31, 2021
Class A common stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common shares, votes per share			1			1	1
Common stock, shares issued				585,275
Common stock, shares outstanding				585,275
Common shares, shares issued (in shares)				12,085,275
Common shares, shares outstanding (in shares)				12,085,275
Class A Common Stock Subject to Redemption [Member]
Class of Stock [Line Items]
Common shares, shares subject to possible redemption			11,500,000	11,500,000
Common Class a Not Subject To Redemption [Member]
Class of Stock [Line Items]
Common stock, shares issued			585,275	585,275
Common stock, shares outstanding			585,275	585,275
Common shares, shares subject to possible redemption				585,275
Class B common stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common shares, votes per share | Vote			1				1
Common stock, shares issued			2,875,000	2,875,000
Common stock, shares outstanding			2,875,000	2,875,000
Initial Business Combination Shares Issuable As Percent Of Outstanding Share			20.00%					20.00%
Class B common stock [Member] | Sponsor | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of shares transferred		15,000
Class B common stock [Member] | Sponsor | Chief Financial Officer [Member]
Class of Stock [Line Items]
Number of shares transferred		15,000
Class B common stock [Member] | Sponsor | Independent Directors [Member]
Class of Stock [Line Items]
Number of shares transferred	5,000	5,000